Derivatives - Fair Value of Derivatives table (Details) $ in Thousands, £ in Millions, CAD in Millions	Dec. 31, 2014 USD ($)	Dec. 31, 2014 GBP (£)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)
Interest rate swaps | Derivatives not designated as hedges: | Accounts payable and other current liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	$ 16,861
Fair Value As of	(1,279)			$ 0
Foreign exchange contracts | Derivatives not designated as hedges:
Derivatives, Fair Value [Line Items]
Notional Amount		£ 21.0	CAD 25.4
Foreign exchange contracts | Derivatives not designated as hedges: | Accounts payable and other current liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	62,649
Fair Value As of	(685)			0
Foreign exchange contracts | Derivatives not designated as hedges: | Other assets
Derivatives, Fair Value [Line Items]
Notional Amount	52,844
Fair Value As of	1,811			0
Cash Flow Hedging | Interest rate swaps | Derivatives designated as hedges: | Accounts payable and other current liabilities
Derivatives, Fair Value [Line Items]
Notional Amount	349,213
Fair Value As of	(1,925)			0
Cash Flow Hedging | Interest rate swaps | Derivatives designated as hedges: | Accumulated Other Comprehensive Income (Loss)
Derivatives, Fair Value [Line Items]
Notional Amount	349,213
Fair Value As of	$ 1,925			$ 0